Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Wages and Salaries	$ 12,401	$ 12,208	$ 12,145
Social security contributions	3,123	3,320	3,230
Net service costs	422	671	646
Other components of defined benefit plans, net	14	(78)	248
Total	$ 15,960	$ 16,121	$ 16,268